Schedule of Warrants Activity and Related Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Warrants, Outstanding at beginning of period	4,167	4,167
Weighted-Average Exercise Price, Outstanding at beginning of period	$ 33.60	$ 33.60
Warrants, Granted
Weighted-Average Exercise Price, Granted
Warrants, Exercised
Weighted-Average Exercise Price, Exercised
Warrants, Forfeited
Weighted-Average Exercise Price, Forfeited
Warrants, Expired
Weighted-Average Exercise Price, Expired
Warrants, Outstanding at end of period	4,167	4,167
Weighted-Average Exercise Price, Outstanding at end of period	$ 33.60	$ 33.60
Warrants, Exercisable at end of period	4,167	4,167
Weighted-Average Exercise Price, Exercisable at end of period	33.60	33.60
Weighted average fair value of warrants granted